Note 14 - Warrants (Details) (USD $)	0 Months Ended	1 Months Ended				12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		12 Months Ended
	Jan. 10, 2013	Nov. 30, 2013	Jul. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Nov. 30, 2013		Nov. 30, 2012		Nov. 30, 2011	Jan. 31, 2011	Feb. 01, 2011 Series A Common Share Purchase Warrant [Member]	Nov. 30, 2013 Series A Common Share Purchase Warrant [Member]	Nov. 30, 2012 Series A Common Share Purchase Warrant [Member]	Feb. 01, 2011 Series B Common Share Purchase Warrant [Member]	Nov. 30, 2012 Series B Common Share Purchase Warrant [Member]	Feb. 01, 2011 Private Placement Offering [Member]	Nov. 30, 2013 July 2013 Warrants [Member]	Jul. 31, 2013 July 2013 Warrants [Member]	Nov. 30, 2013 Cash Exercise Of Warrants [Member]	Nov. 30, 2012 Cash Exercise Of Warrants [Member]	Nov. 30, 2012 Cashless Exercise [Member]	Nov. 30, 2013 Warrant [Member]	Nov. 30, 2012 Warrant [Member]	Nov. 30, 2011 Warrant [Member]
Note 14 - Warrants (Details) [Line Items]
Warrants Issued											96,000	4,800,000			4,800,000		96,000
Warrants Exercisable Term			5 years	5 years								5 years			2 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)			2.55	2.10							3.125	2.50	2.50		2.50		3.125	2.55
Warrants and Rights Outstanding (in Dollars)		$ 5,438,022	$ 328,350	$ 407,558		$ 5,438,022		$ 1,960,893		$ 6,611,015		$ 7,214,366			$ 5,441,216		$ 229,005	$ 493,947
Fair Value Assumptions, Expected Volatility Rate	46.60%	64.60%	62.40%	63.00%								70.00%	67.93%	54.90%	59.00%	48.20%	67.00%	55.51%
Fair Value Assumptions, Risk Free Interest Rate	0.26%	0.12%	0.58%	0.40%								0.99%	0.12%	0.37%	0.29%	0.18%	0.99%	0.64%
Fair Value Assumptions, Expected Term	2 years	1 year 36 days	5 years	5 years		4 years						5 years	2 years 73 days	3 years 36 days	2 years	73 days	3 years	4 years 255 days
Proceeds from Issuance or Sale of Equity (in Dollars)			3,075,000	3,121,800	5,000,000	6,196,800		5,000,000		12,000,000
Stock Issued During Period, Shares, New Issues			1,500,000	1,815,000	1,818,182
Sale of Stock, Price Per Share (in Dollars per share)			$ 2.05	$ 1.72	$ 2.75
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				0.25															0.25
Class of Warrant or Right, Outstanding		6,360,300				6,360,300		7,286,000		8,979,275			3,670,000	3,720,000		3,470,000		870,000
Warrants Exercised																				770,700	150,000	1,300,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																				205,175	75,000	105,315
Fair Value of Warrants Exercised (in Dollars)													980,382	1,005,692
Change in Fair Value Warrants (in Dollars)						$ (3,356,534)	[1]	$ 3,841,233	[1]														$ (3,356,534)	$ 3,841,233	$ 5,346,878

[1]	The total net loss related to the conversion option and warrant liability has been recorded under fair value adjustment derivative liabilities on the consolidated statements of operations and comprehensive loss.